Property, Plant, and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 17,845	$ 17,250	$ 15,555
Less: accumulated depreciation	(8,225)	(6,590)	(4,526)
Property, plant and equipment, net	9,620	10,660	11,029
Land
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,340	1,340	1,340
Buildings and land improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 2,487	$ 2,464	2,448
Buildings and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years	15 years
Buildings and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	39 years	39 years
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 13,002	$ 12,631	10,954
Estimated Useful Lives	7 years	7 years
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 287	$ 277	332
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 140	$ 140	123
Estimated Useful Lives	5 years	5 years
Hardware and software
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 589	$ 398	$ 358
Hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years